As filed with the Securities and Exchange Commission on August 8, 2012

Filed Pursuant to Rule 485(b)

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 111	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (206) 505-4846.

Name and Address of Agent for Service:	Copies to:
Mary Beth Rhoden	Philip H. Newman, Esq.
Secretary	Goodwin Procter LLP
Russell Fund Services Company	Exchange Place
1301 Second Avenue, 18th Floor	Boston, Massachusetts 02109
Seattle, Washington 98101

Approximate Date of Proposed Public Offering: As soon as

practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 111 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle, and State of Washington, on the 8th day of August, 2012.

SSGA FUNDS, REGISTRANT

/s/ MARY BETH RHODEN
By	Mary Beth Rhoden Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on August 8, 2012.

Signature	Title

/s/ LYNN L. ANDERSON* Lynn L. Anderson	Trustee

/s/ SHAWN C.D. JOHNSON* Shawn C.D. Johnson	Trustee

/s/ WILLIAM L. MARSHALL* William L. Marshall	Trustee

/s/ PATRICK J. RILEY* Patrick J. Riley	Chairman of the Board

/s/ RICHARD D. SHIRK* Richard D. Shirk	Trustee

/s/ BRUCE D. TABER* Bruce D. Taber	Trustee

/s/ MARK E. SWANSON* Mark E. Swanson	Treasurer and Principal Financial Officer

/s/ JAMES ROSS* James Ross	President and Principal Executive Officer

/s/ MARY BETH RHODEN
*By	Mary Beth Rhoden Attorney-in-fact

Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 107 to Registration Statement Nos. No. 33-19229; 811-5430.

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A of SSgA Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on August 8, 2012. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ JAMES E. ROSS
James E. Ross
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on August 8, 2012. Each of the following persons is signing this Post-Effective Amendment No. 111 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ JAMES E. ROSS James E. Ross	Trustee and President (Principal Executive Officer), State Street Master Funds

/s/ LAURA F. DELL Laura F. Dell	Treasurer (Principal Accounting Officer), State Street Master Funds

WILLIAM L. BOYAN* William L. Boyan	Trustee, State Street Master Funds

MICHAEL F. HOLLAND* Michael F. Holland	Trustee, State Street Master Funds

RINA K. SPENCE* Rina K. Spence	Trustee, State Street Master Funds

Douglas T. Williams* Douglas T. Williams	Trustee, State Street Master Funds

*By:	/s/ RYAN M. LOUVAR
Ryan M. Louvar as Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

EXHIBIT	NAME OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document